Schedule of trade and other receivables (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Less: Allowance for expected credit loss	$ (781,133)	$ (993,524)	$ (361,988)	$ (460,413)	$ (465,986)
Trade Receivables	1,799,180	2,288,378		1,673,160
Deposits	5,362,632	6,820,731		90,252
Prepayments	326,983	415,890		28,163
Trade and other receivables	7,651,065	9,731,390		2,005,219
Thrid Parties [Member]
IfrsStatementLineItems [Line Items]
- third parties	2,580,313	3,281,902		2,133,573
Other receivables - third parties	$ 162,070	$ 206,391		$ 213,644